SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders Equity
Schedule of ownership structure

			12/31/2022			12/31/2021
	Number of common shares	% of total shares	% of voting capital	Number of common shares	% of total shares	% of voting capital
Vicunha Aços S.A. (*)	679,522,254	51.24%	51.24%	679,522,254	48.97%	50.65%
Rio Iaco Participações S.A. (*)	45,706,242	3.45%	3.45%	45,706,242	3.29%	3.41%
NYSE (ADRs)	254,520,040	19.19%	19.19%	250,564,538	18.06%	18.67%
Other shareholders	346,345,411	26.12%	26.12%	365,941,013	26.38%	27.27%
Outstanding shares	1,326,093,947	100.00%	100.00%	1,341,734,047	96.70%	100.00%
Treasury shares				45,790,000	3.30%
Total shares	1,326,093,947	100.00%		1,387,524,047	100.00%
(*)	Controlling group companies.

Schedule of earning per share

Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Number bought back	Share cancelation	Sale of shares	Balance in treasury
	04/20/2018	30,391,000	From 4/20/2018 to 4/30/2018	Not applicable	Not applicable			22,981,500	7,409,500
1º	06/21/2021	24,154,500	From 06/22/2021 to 12/22/2021	R$ 21.82	R$20,06 and R$23,22	24,082,000			31,491,500
2º	6/12/2021	30,000,000	From 12/07/2021 to 6/30/2022	R$ 25.00	R$17,20 and R$26,76	29,938,600			61,430,100
	05/18/2022			Not applicable	Not applicable		61,430,100
3º	05/18/2022	58,000,000	From 05/19/2022 to 05/18/2023

At a Board of Directors Meeting held on May 18, 2022, the Company approved (i) the closing of the share repurchase program, (ii) cancellation of 61,430,100 common shares held in treasury with no change in the Company's capital stock, which is now represented by 1,326,093,947 common book-entry shares without nominal value.

23.f)	Earnings per share

The earnings per share are shown below:

	12/31/2022	12/31/2021	12/31/2020
	Common Shares
Profit for the year	1,554,060	12,258,628	3,794,295
Weighted average number of shares	1,327,028,614	1,376,362,149	1,380,114,547
Basic and diluted earnings per share	1.17108	8.90654	2.74926

Schedule of earning per share

	12/31/2022	12/31/2021	12/31/2020
	Common Shares
Profit for the year	1,554,060	12,258,628	3,794,295
Weighted average number of shares	1,327,028,614	1,376,362,149	1,380,114,547
Basic and diluted earnings per share	1.17108	8.90654	2.74926